Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	67,199,362	67,199,362
Common stock, shares outstanding	67,199,362	67,199,362